PROPERTY AND EQUIPMENT (Detail) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 204,249	$ 202,862		$ 197,036
Less: Accumulated depreciation	(95,257)	(90,146)		(82,946)
Property and equipment, net of accumulated depreciation	$ 108,992	112,716	$ 114,090	114,090
Buildings and improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross		129,971		125,337
Furniture and equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross		58,706		57,514
Funeral home land
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 14,185		$ 14,185